SHARE-BASED COMPENSATION (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	May 31, 2011 Phantom Share Units	Dec. 31, 2011 Phantom Share Units RUB	Dec. 31, 2013 Ex-Plan USD ($)	Jan. 31, 2009 Ex-Plan Performance based options Mediaselling	Dec. 31, 2013 Ex-Plan Performance based options Mediaselling USD ($)	Dec. 31, 2013 Ex-Plan Performance based options Mediaselling EUR (€)	Dec. 31, 2013 Ex-Plan Performance based options Mediaselling RUB	Nov. 30, 2011 Ex-Plan RSUs SPB Software Group	Dec. 31, 2013 Ex-Plan RSUs SPB Software Group USD ($)	Dec. 31, 2013 Ex-Plan RSUs SPB Software Group RUB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)													20,125	20,125
Weighted average grant date fair value of outstanding share based awards (in dollars per share)													$ 0.01
Number of options granted (in shares)								378,000
Quantity
Outstanding at the beginning of the period (in shares)									273,690	273,690
Exercised (in shares)									(251,590)	(251,590)
Cancelled (in shares)									(2,800)	(2,800)
Outstanding at the end of the period (in shares)									19,300	19,300
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars or euros per share)										€ 0.01
Exercised (in dollars or euros per share)										€ 0.01
Cancelled (in dollars or euros per share)										€ 0.01
Outstanding at the end of the period (in dollars or euros per share)										€ 0.01
Quantity
Non-vested at the beginning of the period (in shares)									152,600	152,600
Vested (in shares)									(152,600)	(152,600)
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)									$ 3.42
Vested (in dollars per share)									$ 3.42
Remaining contractual life of options									5 years 4 months 13 days	5 years 4 months 13 days
Intrinsic value of outstanding options (in dollars or rubles)									$ 0.8		27.0
Unamortized share-based compensation expense related to unvested options							0
Number of awards granted (in shares)					77,230							25,000
Average Remaining Contractual Life													7 years 11 months 19 days	7 years 11 months 19 days
Intrinsic value (in dollars or rubles)													0.9	28.0
Number of exercisable awards (in shares)													9,625	9,625
Intrinsic value (in dollars or rubles)													0.4	14.0
Unamortized share-based compensation expense (in dollars or rubles)													0.2	6.0
Period for recognition of unamortized share-based compensation expense													2 years	2 years
Share-based compensation expense recognized (in dollars or rubles)	23.1	754.0	376.0	329.0		43.0
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 0.3	9.0	4.0	27.0